OTHER OPERATING INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2022
OTHER OPERATING INCOME, NET
Schedule of other operating income net

	For the six months ended June 30,
	2021	2022
	RMB	RMB
VAT-in super deduction*	5,552	5,082
Others	2,105	5,661
Total	7,657	10,743
*

In accordance with the Announcement on Relevant Policies for Deepening the Value-added Tax Reform and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, Huapin, as a consumer service company, is allowed to enjoy additional 10% VAT-in deduction for any services or goods it purchased (“VAT-in super deduction”) from April 1, 2019 to December 31, 2021, which was then extended to December 31, 2022. The VAT-in super deduction obtained is considered as operating given that all VAT-in are derived from the purchases for daily operations, and therefore is presented in other operating income in the Consolidation Statements of Comprehensive (Loss)/Income.